Finance Income/(Costs), net	6 Months Ended
Jun. 30, 2024
Finance Cost Net [Abstract]
Finance Income/(Costs), net	Finance Income/(Costs), net
The following table shows the breakdown of finance income and costs:

	2024 $	2023 $
For the six months ended June 30,
Finance income
Interest income from financial assets	11,732	7,731
Total finance income	11,732	7,731
Finance costs
Contractual interest expense on notes payable	(328)	(82)
Interest expense on other borrowings	—	(363)
Interest expense on lease liability	(675)	(817)
Gain/(loss) on foreign currency exchange	(33)	(76)
Total finance cost – contractual	(1,036)	(1,338)
Gain/(loss) from change in fair value of warrant liability	—	33
Gain/(loss) from change in fair value of preferred shares	(1,613)	2,617
Total finance income/(costs) – fair value accounting	(1,613)	2,650
Total finance costs - non cash interest expense related to sale of future royalties	(10,551)	(3,726)
Finance income/(costs), net	(1,468)	5,316